Share Capital (Tables)	12 Months Ended
Dec. 31, 2020
Share Capital [Abstract]
Schedule of number of shares and stated value of outstanding shares
	2020		2019
As at December 31,	Number of shares	Stated value	Number of shares	Stated value
Common Shares	74,252,460	$26,580	74,252,460	$26,580
Voting Participating Preferred Shares	7,034,444	48,246	7,034,444	48,246
Non-Voting Participating Preferred Shares	38,508,117	80,862	38,477,137	80,059
Director Voting Preferred Shares	1,000	10	1,000	10
Share capital		$155,698		$154,895